Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Nov. 14, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid, including realized interest rate swap settlements		$ 64,500	$ 82,900	$ 122,400
Operating lease right-of-use assets (notes 1 and 9)		14,257	32,211
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability		$ 16,400	800	47,700
Shuttle Tankers
Schedule Of Supplemental Cash Flow [Line Items]
Operating lease right-of-use assets (notes 1 and 9)			50,700
Lease liability			$ 50,700
Toledo Spirit [Member] | Finance Lease Obligations [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of Debt, Amount				23,600
Bahrain LNG Joint Venture [Member] | Seapeak
Schedule Of Supplemental Cash Flow [Line Items]
Due from Joint Ventures, Noncurrent				$ 79,100
Equity Interest In Joint Ventures	$ 7,900
Subordinated Debt	$ 71,200
Subordinated Borrowing, Interest Rate	6.00%